Significant Accounting Policies (Details Narratives) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 0	$ 4,722	$ 0	$ 489	$ 3,358
Potentially dilutive securities	0	0	0	0